Lease Liabilities - Summary of Finance Lease Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Leases [Abstract]
Amortization expense for equipment under finance leases	$ 1,090	$ 818	$ 2,928	$ 2,307
Interest expense on finance lease liabilities	210	165	566	461
Finance lease cost	$ 1,300	$ 983	$ 3,494	$ 2,768